Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Total intrinsic value of options exercised	$ 2.0	$ 0	$ 4.3
Total aggregate intrinsic value of options	16.9
Total aggregate intrinsic value of option exercisable	11.0
Grant date fair value of options granted	$ 17.48	$ 15.03	$ 11.40
Compensation expenses for stock options	7.7	8.6	9.9
Restricted Stock [Member] | LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of restricted stock award vesting on anniversary	0.333
Eligible age of officer for LTIP restricted stock award	55 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock	29.3
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	2 years
Number of anniversaries of grant date upon which restricted stock units vest	3
Installments in which restricted stock units vest and are converted to common stock	3
Compensation expense	32.6	32.6	34.2
Total fair value of shares, vested	38.1	34.1	33.1
Restricted Stock Units [Member] | AIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of annual incentive award payment participant can elect to defer	50.00%
Additional common stock units for election of deferred annual incentive award, percentage	25.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	3 years
Stock options term, years	10 years
Unrecognized compensation expense related to stock	0.5
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	2 years 4 months 24 days
Restricted Stock Units and Stock Options [Member] | AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock	0.8
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	1 year 8 months 12 days
Compensation expense	6.1	6.3	6.6
Total fair value of shares, vested	$ 6.8	$ 5.7	$ 6.0